Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Lease Cost	The components of total lease expense are as follows (in thousands):

	Successor	Predecessor
	For the period October 15, 2021 through December 31, 2021	For the period January 1, 2021 through October 14, 2021	Year Ended December 31, 2020
Finance lease cost
Amortization of right-of-use assets	$—	$108	$185
Interest on lease liabilities	38	27	44
Operating lease cost	370	856	984
Short-term lease cost	33	202	—
Variable lease cost	10	56	63

Total lease cost	$451	$1,249	$1,276

The short-term lease cost disclosed in the Successor period above reasonably reflects our ongoing short-term lease commitments.

	Successor		Predecessor
	From October 15, 2021 through December 31, 2021		From January 1, 2021 through October 14, 2021		Year Ended December 31, 2020
	Operating Leases	Finance Leases	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Cash paid for amounts included in the measurement of lease liabilities
Cash flow from financing activities	$—	$404	$—	$97	$—	$313
Cash flow from operating activities	$106	$38	$871	$27	$1,126	$44
Supplemental non-cash information on lease liabilities arising from obtaining right-of-use assets	$10,347	$—	$—	$—	$2,991	$786

Summary of Lessee Balance Sheet
The following table shows balance sheet information about our leases:

		Successor	Predecessor
	Balance sheet classification	December 31, 2021	December 31, 2020
Operating leases:
Right-of-use assets	Other assets, noncurrent	$11,239	$1,799
Lease liabilities, current	Other current liabilities	$615	$953
Lease liabilities, noncurrent	Other liabilities, noncurrent	$10,647	$847
Finance leases:
Right-of-use assets	Other assets, noncurrent	$—	$468
Lease liabilities, current	Other current liabilities	$—	$129
Lease liabilities, noncurrent	Other liabilities, noncurrent	$—	$369

Lessee, Operating Lease, Liability, Maturity
Future minimum lease payments under
non-cancellable
leases as of December 31, 2021 were as follows:

	Operating Leases	Finance Leases
For the year ended December 31,
2022 (1)	$(3,114)	$—
2023	1,941	—
2024	1,774	—
2025	1,823	—
2026	1,873	—
Thereafter	11,817	—

Total undiscounted lease payments	$16,114	$—
Less: Imputed interest	$(4,852)	$—

Total lease liability	$11,262	$—
Current	$615	$—
Noncurrent (Other noncurrent liabilities)	$10,647	$—

(1)
Our new real estate lease for office space in Alpharetta, Georgia requires the landlord to reimburse certain expenditure incurred by us towards construction of improvements, which is expected to be received during the year ended December 31, 2022 and exceeds the payments required to be made pursuant to the lease during the year.

Finance Lease, Liability, Fiscal Year Maturity
Future minimum lease payments under
non-cancellable
leases as of December 31, 2021 were as follows:

	Operating Leases	Finance Leases
For the year ended December 31,
2022 (1)	$(3,114)	$—
2023	1,941	—
2024	1,774	—
2025	1,823	—
2026	1,873	—
Thereafter	11,817	—

Total undiscounted lease payments	$16,114	$—
Less: Imputed interest	$(4,852)	$—

Total lease liability	$11,262	$—
Current	$615	$—
Noncurrent (Other noncurrent liabilities)	$10,647	$—

(1)
Our new real estate lease for office space in Alpharetta, Georgia requires the landlord to reimburse certain expenditure incurred by us towards construction of improvements, which is expected to be received during the year ended December 31, 2022 and exceeds the payments required to be made pursuant to the lease during the year.